Share capital	12 Months Ended
Jun. 30, 2024
Share capital.
Share capital
12	Share capital

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Issued share capital (as per statement of changes in equity)[1]	9 888	9 888	9 888

Number of shares
for the year ended 30 June	2024	2023	2022
Authorised
Sasol ordinary shares of no par value[2]	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value	—	—	28 385 646
Sasol BEE ordinary shares of no par value[3]	158 331 335	158 331 335	158 331 335
	1 286 021 925	1 286 021 925	1 314 407 571
Issued
Shares issued at beginning of year	640 667 612	635 676 817	634 244 336
Issued in terms of the employee share schemes	7 807 492	4 990 795	1 432 481
Shares issued at end of year	648 475 104	640 667 612	635 676 817
Comprising
Sasol ordinary shares of no par value	642 143 757	634 336 265	629 345 470
Sasol BEE ordinary shares of no par value	6 331 347	6 331 347	6 331 347
	648 475 104	640 667 612	635 676 817
Unissued shares
Sasol ordinary shares of no par value	485 546 833	493 354 325	498 345 120
Sasol preferred ordinary shares of no par value	—	—	28 385 646
Sasol BEE ordinary shares of no par value	151 999 988	151 999 988	151 999 988
	637 546 821	645 354 313	678 730 754
1	At 30 June 2024, treasury shares amounted to 13 055 335 (2023: 10 373 430; 2022: 10 243 580), comprising largely of shares held by the Sasol Foundation Trust and unallocated shares issued in terms of the employee share scheme.
2	At Sasol's General Meeting held on 17 November 2023 a special resolution was passed authorising management to issue up to a maximum of 53 000 000 Sasol Ordinary Shares for purposes of the conversion of the Convertible Bonds. Refer to note 13.
3	A Sasol BEE ordinary share (SOLBE1) is a Sasol ordinary share that trades on the Empowerment Segment of the JSE. The SOLBE1 shares may only be sold to and bought by “BEE Compliant Persons” as defined by the DTI Codes. SOLBE1 shareholders are entitled to the same dividends as Sasol ordinary shareholders.

Accounting policies:

When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity. Repurchased shares are classified as treasury shares and are disclosed as a deduction from total equity. Where such shares are subsequently reissued, any consideration received is included in the statement of changes in equity.